Schedule of Investments (unaudited)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28	$260	$259,586
Aerospace & Defense — 0.3%
Hexcel Corp., 4.20%, 02/15/27	1,025	1,005,418
Northrop Grumman Corp.
3.20%, 02/01/27	10	9,734
3.25%, 01/15/28	10	9,620
4.60%, 02/01/29	430	430,654
RTX Corp.
2.65%, 11/01/26(a)	50	48,357
3.13%, 05/04/27	27	26,086
3.50%, 03/15/27	65	63,467
4.13%, 11/16/28	360	353,886
5.00%, 02/27/26	34	34,165
5.75%, 11/08/26	521	531,600
5.75%, 01/15/29(a)	310	323,434
7.20%, 08/15/27	9	9,633
7.50%, 09/15/29	78	87,325
		2,933,379
Agriculture — 0.7%
Archer-Daniels-Midland Co., 2.50%, 08/11/26	35	33,834
Bunge Ltd. Finance Corp.
3.25%, 08/15/26	5,868	5,728,592
3.75%, 09/25/27	305	298,483
4.10%, 01/07/28	155	152,496
4.20%, 09/17/29(a)	800	784,687
		6,998,092
Airlines — 0.1%
Delta Air Lines Inc.
3.75%, 10/28/29	996	930,794
4.38%, 04/19/28(a)	191	186,451
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	184	171,213
		1,288,458
Auto Manufacturers — 2.2%
American Honda Finance Corp.
1.30%, 09/09/26(a)	338	319,407
2.00%, 03/24/28	214	197,469
2.25%, 01/12/29	410	374,050
2.30%, 09/09/26	60	57,773
2.35%, 01/08/27	60	57,476
3.50%, 02/15/28	12	11,652
4.40%, 09/05/29	235	232,476
4.45%, 10/22/27	325	324,028
4.70%, 01/12/28(a)	1,800	1,813,597
4.90%, 03/12/27	125	126,128
4.90%, 07/09/27	155	156,537
4.90%, 03/13/29	520	525,597
5.13%, 07/07/28	755	769,505
5.25%, 07/07/26	40	40,429
5.65%, 11/15/28	708	735,653
Cummins Inc., 4.90%, 02/20/29	4,001	4,064,862
Ford Motor Credit Co. LLC
2.90%, 02/16/28	1,340	1,245,199
2.90%, 02/10/29	74	66,899
3.82%, 11/02/27	130	125,152
4.13%, 08/17/27	980	952,255
4.27%, 01/09/27	130	127,658
Security	Par (000)	Value
Auto Manufacturers (continued)
4.95%, 05/28/27	$5	$4,968
5.30%, 09/06/29	35	34,682
5.80%, 03/08/29	62	62,653
6.80%, 05/12/28	270	281,784
6.80%, 11/07/28	667	698,775
7.35%, 11/04/27	425	448,315
General Motors Co.
5.00%, 10/01/28	46	46,261
6.80%, 10/01/27	70	73,483
General Motors Financial Co. Inc.
1.50%, 06/10/26	270	257,031
2.35%, 02/26/27	855	811,245
2.40%, 10/15/28	215	196,544
2.70%, 08/20/27	75	71,051
3.85%, 01/05/28	25	24,311
4.00%, 10/06/26	80	78,963
4.30%, 04/06/29(a)	65	63,323
4.35%, 01/17/27	145	143,691
5.00%, 04/09/27	1,220	1,225,599
5.25%, 03/01/26	15	15,067
5.40%, 04/06/26	6	6,045
5.40%, 05/08/27(a)	90	91,297
5.55%, 07/15/29	57	58,348
5.65%, 01/17/29	20	20,520
5.80%, 06/23/28	35	36,029
5.80%, 01/07/29(a)	326	335,618
6.00%, 01/09/28	350	361,887
Honda Motor Co. Ltd., 2.53%, 03/10/27	45	43,186
Toyota Motor Credit Corp.
1.15%, 08/13/27	1,030	945,441
1.90%, 01/13/27	169	160,526
1.90%, 04/06/28	80	73,714
3.05%, 01/11/28	25	23,980
3.20%, 01/11/27	175	170,809
4.35%, 10/08/27	300	299,353
4.45%, 05/18/26	76	76,021
4.45%, 06/29/29	52	51,848
4.55%, 08/07/26	130	130,198
4.55%, 09/20/27	1,280	1,285,189
4.55%, 08/09/29	92	91,964
4.63%, 01/12/28	63	63,345
4.65%, 01/05/29	5	5,026
5.00%, 08/14/26	20	20,188
5.05%, 05/16/29	195	198,830
5.25%, 09/11/28(a)	122	125,182
5.45%, 11/10/27	30	30,861
Series B, 5.00%, 03/19/27	5	5,061
		21,572,014
Auto Parts & Equipment — 0.4%
Aptiv PLC, 4.35%, 03/15/29(a)	885	870,095
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29	740	724,664
BorgWarner Inc.
2.65%, 07/01/27(a)	675	644,166
4.95%, 08/15/29(a)	881	882,918
Lear Corp.
3.80%, 09/15/27(a)	55	53,643
4.25%, 05/15/29	486	471,351
Magna International Inc., 5.98%, 03/21/26	80	80,006
		3,726,843

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks — 31.5%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	$250	$246,882
4.75%, 01/18/27	50	50,368
5.00%, 03/18/26	76	76,516
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	210	213,935
6.14%, 09/14/28, (1-year CMT + 2.700%)(b)	579	595,760
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	694	654,998
1.85%, 03/25/26	1,702	1,636,685
3.31%, 06/27/29	387	362,971
3.80%, 02/23/28	380	367,438
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	1,180	1,158,426
4.25%, 04/11/27	570	562,098
4.38%, 04/12/28	415	408,046
5.29%, 08/18/27	20	20,178
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	370	373,748
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)(b)	1,067	1,084,775
5.59%, 08/08/28	915	937,042
6.53%, 11/07/27, (1-year CMT + 1.650%)(b)	85	87,672
6.61%, 11/07/28	505	537,372
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(b)	2,479	2,360,907
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	1,006	918,737
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	840	801,744
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(b)	452	413,652
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	243	226,584
3.25%, 10/21/27	209	202,101
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	2,185	2,100,837
3.50%, 04/19/26	115	113,361
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(b)	619	608,597
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	1,040	1,009,985
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	2,185	2,132,667
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(b)	1,610	1,579,499
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	117	114,126
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	1,085	1,049,371
4.25%, 10/22/26	275	272,727
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(b)	1,320	1,298,417
4.38%, 04/27/28, (1-day SOFR + 1.580%)(b)	1,360	1,348,731
4.45%, 03/03/26	20	19,918
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	1,110	1,115,499
5.08%, 01/20/27, (1-day SOFR + 1.290%)(b)	694	696,231
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	1,340	1,357,003
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	114	118,155
5.93%, 09/15/27, (1-day SOFR + 1.340%)(b)	210	214,088
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	235	244,608
6.22%, 09/15/26	248	254,567
Series L, 4.18%, 11/25/27	1,415	1,391,766
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(b)	1,128	1,084,237
Security	Par (000)	Value
Banks (continued)
Bank of America NA, 5.53%, 08/18/26	$65	$66,089
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(b)	2,181	2,088,733
1.25%, 09/15/26(a)	1,471	1,387,805
2.65%, 03/08/27(a)	185	177,872
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(b)	141	135,126
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(b)	830	824,370
5.20%, 02/01/28	1,039	1,056,915
5.27%, 12/11/26	125	126,699
5.30%, 06/05/26	110	111,181
5.37%, 06/04/27	200	204,207
5.72%, 09/25/28	490	508,600
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(b)	20	19,958
Series H, 4.70%, 09/14/27	115	115,444
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	70	67,083
1.05%, 10/15/26	127	119,272
1.65%, 07/14/28(a)	965	877,719
2.45%, 08/17/26	120	116,256
2.80%, 05/04/26	155	151,495
3.00%, 10/30/28	145	136,850
3.25%, 05/16/27	10	9,727
3.30%, 08/23/29	383	360,052
3.40%, 01/29/28	150	145,506
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(b)	120	116,994
3.85%, 04/28/28	1,290	1,267,254
3.85%, 04/26/29	426	415,995
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)(b)	20	19,703
4.54%, 02/01/29, (1-day SOFR + 1.169%)(b)	613	612,899
4.60%, 07/26/30, (1-day SOFR + 1.755%)(b)	630	628,965
4.89%, 07/21/28, (1-day SOFR + 0.840%)(b)	350	352,589
4.95%, 04/26/27, (1-day SOFR + 1.026%)(b)	279	280,119
4.98%, 03/14/30, (1-day SOFR +1.085%)(b)	675	683,542
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)(b)	360	371,848
6.32%, 10/25/29, (1-day SOFR + 1.598%)(b)	290	307,386
Series J, 1.90%, 01/25/29	745	673,663
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	5,184	4,965,125
1.30%, 09/15/26	1,703	1,608,923
1.35%, 06/24/26	1,901	1,811,485
1.95%, 02/02/27	263	249,170
2.70%, 08/03/26	2,613	2,534,498
2.95%, 03/11/27	127	122,697
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)	175	173,863
4.50%, 12/16/25	133	132,276
4.75%, 02/02/26	2,820	2,824,509
5.25%, 06/12/28	35	35,763
5.35%, 12/07/26	305	309,609
5.40%, 06/04/27	367	374,442
5.45%, 08/01/29	1,341	1,380,252
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(b)	100	83,762
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(b)	2,405	2,284,153
4.34%, 01/10/28	85	83,661
4.38%, 01/12/26	1,675	1,666,832
4.84%, 05/09/28	970	959,996

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.94%, 09/10/30, (1-day SOFR + 1.560%)(b)	$1,045	$1,037,000
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(b)	805	804,916
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(b)	898	886,948
5.20%, 05/12/26	1,309	1,309,831
5.50%, 08/09/28, (1-year CMT + 2.650%)(b)	155	156,982
5.67%, 03/12/28, (1-day SOFR +1.490%)(b)	254	257,865
5.69%, 03/12/30, (1-day SOFR +1.740%)(b)	1,238	1,264,527
5.83%, 05/09/27, (1-day SOFR + 2.210%)(b)	445	450,056
6.49%, 09/13/29, (1-day SOFR + 2.220%)(b)	350	367,670
6.50%, 09/13/27, (1-day SOFR + 1.880%)(b)	245	251,232
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	355	377,914
BPCE SA, 3.38%, 12/02/26	175	171,019
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	386	366,871
3.45%, 04/07/27	360	351,165
4.51%, 09/11/27, (1-day SOFR + 0.930%)(b)	275	274,052
4.63%, 09/11/30, (1-day SOFR + 1.335%)(b)	225	222,836
5.00%, 04/28/28	742	749,471
5.24%, 06/28/27	265	269,022
5.26%, 04/08/29	1,120	1,142,571
5.62%, 07/17/26	145	147,093
5.93%, 10/02/26	180	184,066
5.99%, 10/03/28(a)	765	798,908
Citibank NA
4.84%, 08/06/29	298	300,040
4.88%, 11/19/27, (1-day SOFR + 0.712%)(b)	500	501,222
5.49%, 12/04/26	10	10,172
5.80%, 09/29/28	716	746,144
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(b)	2,730	2,615,465
1.46%, 06/09/27, (1-day SOFR + 0.770%)(b)	1,646	1,565,000
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)	500	457,992
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	1,345	1,296,616
3.20%, 10/21/26	75	72,985
3.40%, 05/01/26	250	245,504
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	1,030	995,194
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	345	335,147
3.70%, 01/12/26	2,053	2,031,281
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(b)	1,215	1,192,862
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(b)	999	963,715
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(b)	460	450,030
4.13%, 07/25/28	660	645,601
4.30%, 11/20/26	131	129,919
4.45%, 09/29/27	1,205	1,192,641
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	1,180	1,163,430
4.60%, 03/09/26	235	234,327
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	710	707,714
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	200	202,344
5.59%, 11/19/34, (5-year CMT + 1.280%)(b)	300	301,564
6.63%, 01/15/28	85	90,242
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(b)	310	307,894
Citizens Financial Group Inc.
2.85%, 07/27/26	79	76,513
5.84%, 01/23/30, (1-day SOFR + 2.010%)(b)	30	30,848
Security	Par (000)	Value
Banks (continued)
Comerica Inc.
4.00%, 02/01/29	$135	$129,597
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)(b)	49	50,027
Commonwealth Bank of Australia/New York
4.58%, 11/27/26	500	501,253
5.32%, 03/13/26	345	348,553
Deutsche Bank AG, 4.10%, 01/13/26	560	555,578
Deutsche Bank AG/New York
1.69%, 03/19/26	360	346,819
2.31%, 11/16/27, (1-day SOFR + 1.219%)(b)	740	702,326
2.55%, 01/07/28, (1-day SOFR + 1.318%)(b)	695	660,252
4.10%, 01/13/26(a)	773	765,923
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(b)	95	92,215
5.00%, 09/11/30, (1-day SOFR + 1.700%)(b)	1,950	1,927,322
5.37%, 09/09/27	40	40,690
5.41%, 05/10/29	254	259,311
5.71%, 02/08/28, (1-day SOFR + 1.594%)(b)	48	48,638
6.72%, 01/18/29, (1-day SOFR + 3.180%)(b)	220	230,014
6.82%, 11/20/29, (1-day SOFR + 2.510%)(b)	1,235	1,305,431
7.15%, 07/13/27, (1-day SOFR + 2.520%)(b)	364	376,000
Discover Bank
3.45%, 07/27/26	232	226,760
4.25%, 03/13/26	300	297,728
4.65%, 09/13/28	1,295	1,283,197
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(b)	53	50,068
3.95%, 03/14/28	22	21,454
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)(b)	30	29,434
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(b)	25	24,790
6.34%, 07/27/29, (1-day SOFR + 2.340%)(b)	655	685,929
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(b)	135	140,297
Fifth Third Bank NA, 3.85%, 03/15/26	60	59,198
Goldman Sachs Bank USA/New York, 5.41%, 05/21/27, (1-day SOFR +0.750%)(b)	84	84,767
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(b)	279	268,677
1.43%, 03/09/27, (1-day SOFR + 0.798%)(b)	2,547	2,441,033
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	1,714	1,618,222
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	2,814	2,666,882
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	1,540	1,469,934
3.50%, 11/16/26	220	215,139
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	1,340	1,304,949
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	1,030	1,002,685
3.75%, 02/25/26	142	140,477
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	776	752,027
3.85%, 01/26/27	1,145	1,126,355
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	1,115	1,095,350
4.39%, 06/15/27, (1-day SOFR + 1.510%)(b)	54	53,681
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	370	367,299
4.69%, 10/23/30, (1-day SOFR + 1.135%)(a)(b)	600	595,997
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)	320	322,207
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	125	129,143
5.95%, 01/15/27	195	200,325
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	1,305	1,381,304

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(a)(b)	$1,193	$1,137,269
2.01%, 09/22/28, (1-day SOFR + 1.732%)(b)	290	267,983
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	1,124	1,017,649
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)	35	33,247
3.90%, 05/25/26(a)	1,574	1,555,748
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	1,371	1,310,887
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(b)	435	426,770
4.30%, 03/08/26	130	129,306
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	1,384	1,366,326
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	1,273	1,267,468
5.13%, 11/19/28, (1-day SOFR + 1.040%)(b)	600	603,012
5.21%, 08/11/28, (1-day SOFR + 2.610%)(b)	970	976,829
5.29%, 11/19/30, (1-day SOFR + 1.290%)(b)	1,100	1,109,433
5.55%, 03/04/30, (1-day SOFR + 1.460%)(b)	250	254,351
5.60%, 05/17/28, (1-day SOFR + 1.060%)(b)	383	388,628
5.89%, 08/14/27, (1-day SOFR + 1.570%)(b)	1,156	1,174,051
6.16%, 03/09/29, (1-day SOFR + 1.970%)(b)	495	512,786
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	631	672,570
HSBC USA Inc., 5.29%, 03/04/27	128	129,982
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.970%)(b)	453	448,336
6.21%, 08/21/29, (1-day SOFR + 2.020%)(b)	290	302,350
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)	1,715	1,702,636
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(b)	2,206	2,114,732
3.95%, 03/29/27	580	570,173
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	460	451,479
4.05%, 04/09/29(a)	455	442,131
4.55%, 10/02/28	599	594,919
5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	480	487,182
6.08%, 09/11/27, (1-day SOFR + 1.560%)(b)	215	219,426
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.695%)(b)	265	253,652
1.05%, 06/23/27(a)	100	92,307
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	2,581	2,436,029
1.58%, 04/22/27, (1-day SOFR + 0.885%)(b)	1,831	1,752,927
2.07%, 06/01/29, (1-day SOFR + 1.015%)(b)	132	120,782
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	125	117,510
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	1,011	920,994
2.95%, 10/01/26	115	111,943
2.95%, 02/24/28, (1-day SOFR + 1.170%)(b)	489	470,757
3.20%, 06/15/26	190	186,336
3.30%, 04/01/26	125	123,121
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	5	4,827
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(b)	376	365,797
3.63%, 12/01/27	90	87,601
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(b)	620	593,562
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(b)	2,190	2,147,973
3.96%, 01/29/27, (3-mo. CME Term SOFR + 1.507%)(b)	225	223,034
Security	Par (000)	Value
Banks (continued)
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(b)	$100	$97,772
4.13%, 12/15/26	412	408,601
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	100	98,202
4.25%, 10/01/27	278	276,622
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	2,655	2,628,630
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(b)	1,645	1,625,495
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)	580	577,078
4.57%, 06/14/30, (1-day SOFR + 1.750%)(b)	1,010	1,000,200
4.60%, 10/22/30, (1-day SOFR + 1.040%)(b)	1,125	1,117,041
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	265	265,556
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	260	261,738
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	837	844,064
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	706	711,757
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	7	7,042
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	1,260	1,282,243
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	1,160	1,181,880
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	1,317	1,357,703
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	100	102,398
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	1,045	1,094,726
7.63%, 10/15/26	80	84,385
8.00%, 04/29/27	350	377,337
JPMorgan Chase Bank NA, 5.11%, 12/08/26	20	20,244
KeyBank NA/Cleveland OH
3.40%, 05/20/26	60	58,630
3.90%, 04/13/29	5	4,719
5.85%, 11/15/27	146	150,238
6.95%, 02/01/28	167	174,403
KeyCorp
2.25%, 04/06/27(a)	25	23,576
4.10%, 04/30/28	580	565,295
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(b)	660	629,724
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(b)	408	393,319
3.75%, 01/11/27	240	235,261
3.75%, 03/18/28, (1-year CMT + 1.800%)(b)	130	126,854
4.38%, 03/22/28	25	24,663
4.55%, 08/16/28	1,103	1,094,226
4.58%, 12/10/25	1,438	1,429,266
4.65%, 03/24/26	2,848	2,831,299
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)(b)	600	603,098
5.46%, 01/05/28, (1-year CMT + 1.375%)(b)	120	121,430
5.72%, 06/05/30, (1-year CMT + 1.070%)(b)	996	1,024,597
5.87%, 03/06/29, (1-year CMT + 1.700%)(b)	285	292,981
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	331	336,660
M&T Bank Corp., 4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(b)	10	9,920
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	31	29,893
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(b)	35	33,245
1.64%, 10/13/27, (1-year CMT + 0.670%)(b)	170	160,675
2.34%, 01/19/28, (1-year CMT + 0.830%)(b)	650	618,788
2.76%, 09/13/26	10	9,680
3.29%, 07/25/27(a)	555	538,554
3.74%, 03/07/29	46	44,558
3.85%, 03/01/26	50	49,482
3.96%, 03/02/28	550	541,520
4.08%, 04/19/28, (1-year CMT + 1.300%)(b)	1,079	1,063,253

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.02%, 07/20/28, (1-year CMT + 1.950%)(b)	$405	$407,915
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)	360	366,225
5.26%, 04/17/30, (1-year CMT + 0.820%)(b)	295	300,851
5.35%, 09/13/28, (1-year CMT + 1.900%)(b)	410	417,172
5.42%, 02/22/29, (1-year CMT + 1.380%)(b)	475	485,199
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(b)	277	263,074
1.55%, 07/09/27, (1-year CMT + 0.750%)(b)	199	189,125
2.84%, 09/13/26	10	9,698
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(b)	38	34,787
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(b)	660	613,040
3.17%, 09/11/27(a)	515	495,410
3.26%, 05/22/30, (1-year CMT + 1.250%)(b)	845	791,850
3.66%, 02/28/27	50	48,948
4.02%, 03/05/28	520	509,924
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(b)	625	612,580
5.38%, 05/26/30, (1-year CMT + 1.120%)(b)	615	627,364
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	235	239,909
5.41%, 09/13/28, (1-year CMT + 2.050%)(b)	185	188,278
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	492	506,024
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	1,060	1,094,235
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(b)	3,433	3,300,491
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	2,233	2,117,147
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	3,607	3,447,403
2.48%, 01/21/28, (1-day SOFR + 1.000%)(b)	1,760	1,678,929
3.13%, 07/27/26	1,645	1,606,811
3.59%, 07/22/28(b)	495	479,229
3.63%, 01/20/27	160	157,328
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	1,510	1,467,281
3.88%, 01/27/26	1,996	1,979,402
3.95%, 04/23/27	684	672,276
4.21%, 04/20/28, (1-day SOFR + 1.610%)(b)	725	716,439
4.35%, 09/08/26	225	223,478
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(b)	1,010	995,208
4.65%, 10/18/30, (1-day SOFR +1.100%)(b)	1,435	1,424,765
5.04%, 07/19/30, (1-day SOFR +1.215%)(a)(b)	873	880,088
5.05%, 01/28/27, (1-day SOFR + 1.295%)(b)	17	17,052
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	1,155	1,167,211
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	164	165,921
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	275	278,608
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	280	286,092
5.65%, 04/13/28, (1-day SOFR +1.010%)(b)	100	101,993
5.66%, 04/18/30, (1-day SOFR +1.260%)(b)	647	666,758
6.25%, 08/09/26	360	369,386
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	90	93,690
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	415	438,416
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(b)	1,250	1,243,835
4.75%, 04/21/26	440	441,315
4.95%, 01/14/28, (1-day SOFR + 1.080%)(b)	5	5,025
4.97%, 07/14/28, (1-day SOFR +0.930%)(b)	301	302,816
National Australia Bank Ltd./New York
2.50%, 07/12/26	10	9,703
3.91%, 06/09/27	270	266,720
4.50%, 10/26/27	350	350,476
Security	Par (000)	Value
Banks (continued)
4.79%, 01/10/29	$20	$20,246
4.90%, 06/13/28	525	532,328
4.94%, 01/12/28	290	294,145
4.97%, 01/12/26	100	100,471
5.09%, 06/11/27	5	5,077
National Bank of Canada
4.50%, 10/10/29	975	962,072
5.60%, 07/02/27, (1-day SOFR +1.036%)(b)	3,045	3,081,615
5.60%, 12/18/28	3,350	3,446,378
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(b)	2,055	1,955,766
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)	1,325	1,269,487
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(b)	1,010	986,519
4.80%, 04/05/26(a)	1,225	1,225,527
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(b)	165	164,701
4.96%, 08/15/30, (1-year CMT + 1.220%)(b)	385	384,160
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(b)	631	632,254
5.52%, 09/30/28, (1-year CMT + 2.270%)(b)	200	203,161
5.58%, 03/01/28, (1-year CMT + 1.100%)(b)	200	203,014
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)(b)	515	529,686
5.85%, 03/02/27, (1-year CMT + 1.350%)(b)	208	210,268
6.48%, 06/01/34, (5-year CMT + 2.200%)(b)	427	442,781
Northern Trust Corp.
3.15%, 05/03/29	20	18,980
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(b)	65	62,509
3.65%, 08/03/28	5	4,871
4.00%, 05/10/27	15	14,855
PNC Bank NA
2.70%, 10/22/29	700	632,050
3.10%, 10/25/27	525	504,897
3.25%, 01/22/28	30	28,886
4.05%, 07/26/28	431	420,633
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	40	37,802
2.60%, 07/23/26	125	121,175
3.15%, 05/19/27	545	527,635
3.45%, 04/23/29(a)	1,005	959,317
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(b)	146	145,987
5.10%, 07/23/27, (1-day SOFR + 0.796%)(b)	68	68,382
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	10	10,119
5.35%, 12/02/28, (1-day SOFR + 1.620%)(b)	1,212	1,234,300
5.49%, 05/14/30, (1-day SOFR + 1.198%)(b)	1,165	1,195,706
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	1,063	1,089,715
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(b)	335	345,881
Regions Financial Corp.
1.80%, 08/12/28(a)	525	472,923
5.72%, 06/06/30, (1-day SOFR +1.490%)(b)	75	76,838
Royal Bank of Canada
1.15%, 07/14/26	10	9,490
1.20%, 04/27/26	262	250,411
2.05%, 01/21/27	75	71,389
3.63%, 05/04/27	165	161,775
4.24%, 08/03/27	165	163,925
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(b)	275	274,237
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(b)	275	274,028
4.65%, 01/27/26	155	154,746

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(b)	$625	$622,584
4.88%, 01/12/26	170	170,759
4.88%, 01/19/27	305	307,512
4.90%, 01/12/28(a)	1,650	1,665,066
4.95%, 02/01/29	1,105	1,119,878
4.97%, 08/02/30, (1-day SOFR + 1.000%)(b)	610	615,300
5.07%, 07/23/27, (1-day SOFR + 0.790%)(b)	35	35,243
5.20%, 07/20/26	210	212,355
5.20%, 08/01/28	1,105	1,128,980
6.00%, 11/01/27	806	837,216
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(b)	2,835	2,689,783
3.24%, 10/05/26	125	121,105
4.40%, 07/13/27	10	9,867
5.35%, 09/06/30, (1-day SOFR + 1.940%)(b)	800	800,002
6.12%, 05/31/27, (1-day SOFR +1.232%)(b)	145	147,205
6.17%, 01/09/30, (1-day SOFR + 2.500%)(b)	456	470,096
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	122	127,372
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(b)	227	215,579
2.47%, 01/11/28, (1-day SOFR + 1.220%)(b)	2,340	2,219,797
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(b)	460	453,057
6.53%, 01/10/29, (1-day SOFR + 2.600%)(b)	200	208,438
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(b)	103	97,363
2.20%, 02/07/28, (1-day SOFR + 0.730%)(b)	15	14,269
2.65%, 05/19/26	120	117,012
3.03%, 11/01/34, (1-day SOFR + 1.490%)(b)	300	272,447
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(b)	5	4,905
4.33%, 10/22/27	400	398,653
4.53%, 02/20/29, (1-day SOFR +1.018%)(b)	345	344,018
5.27%, 08/03/26	45	45,560
5.68%, 11/21/29, (1-day SOFR + 1.484%)(b)	367	381,049
5.82%, 11/04/28, (1-day SOFR + 1.715%)(b)	20	20,686
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	20	19,184
1.40%, 09/17/26	235	222,097
1.90%, 09/17/28	1,410	1,274,305
2.17%, 01/14/27	8	7,615
2.47%, 01/14/29	695	636,787
2.63%, 07/14/26	200	193,794
2.72%, 09/27/29	70	63,813
3.01%, 10/19/26	110	106,798
3.04%, 07/16/29	1,295	1,203,074
3.35%, 10/18/27(a)	615	594,520
3.36%, 07/12/27	390	379,197
3.45%, 01/11/27	50	48,887
3.54%, 01/17/28	340	329,322
3.78%, 03/09/26	85	84,093
3.94%, 07/19/28(a)	695	678,394
4.31%, 10/16/28(a)	60	59,329
5.32%, 07/09/29	376	385,237
5.46%, 01/13/26	5	5,041
5.52%, 01/13/28(a)	1,315	1,348,052
5.72%, 09/14/28	70	72,398
5.80%, 07/13/28	498	516,505
Synchrony Bank, 5.63%, 08/23/27	807	815,459
Synovus Bank, 5.63%, 02/15/28	119	119,972
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (The)
1.20%, 06/03/26	$644	$612,390
1.25%, 09/10/26	3,465	3,268,496
1.95%, 01/12/27	185	175,427
2.80%, 03/10/27	155	149,102
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(b)	1,035	1,006,755
4.11%, 06/08/27	220	217,226
4.69%, 09/15/27	135	135,250
4.98%, 04/05/27(a)	5	5,041
4.99%, 04/05/29	925	935,770
5.10%, 01/09/26	15	15,063
5.15%, 09/10/34, (5-year CMT + 1.500%)(b)	692	685,751
5.16%, 01/10/28	220	223,140
5.26%, 12/11/26	210	212,565
5.52%, 07/17/28	1,150	1,182,991
5.53%, 07/17/26	117	118,511
Truist Bank
3.30%, 05/15/26	49	47,975
3.80%, 10/30/26	120	117,825
Truist Financial Corp.
1.13%, 08/03/27	40	36,504
1.27%, 03/02/27, (1-day SOFR + 0.609%)(b)	954	913,017
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	915	827,998
3.88%, 03/19/29	825	793,630
4.12%, 06/06/28, (1-day SOFR + 1.368%)(b)	24	23,606
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	700	700,284
5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	275	279,945
6.05%, 06/08/27, (1-day SOFR + 2.050%)(b)	105	106,864
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	712	767,246
U.S. Bancorp
3.00%, 07/30/29	337	312,072
3.10%, 04/27/26	154	150,894
3.90%, 04/26/28	505	494,227
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	225	223,897
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)	968	965,043
5.10%, 07/23/30, (1-day SOFR +1.250%)(b)	613	619,294
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	200	204,131
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	910	938,818
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	21	21,764
Series V, 2.38%, 07/22/26	140	135,363
Series X, 3.15%, 04/27/27	90	87,313
UBS AG/London
1.25%, 06/01/26	412	392,242
5.65%, 09/11/28	1,530	1,584,001
UBS AG/Stamford CT
1.25%, 08/07/26	232	219,675
5.00%, 07/09/27	755	761,587
7.50%, 02/15/28	1,543	1,664,449
UBS Group AG, 4.55%, 04/17/26	3,033	3,027,811
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	3,415	3,222,617
3.00%, 10/23/26	1,185	1,149,667
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(b)	205	200,073
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	405	393,850
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	1,054	1,023,778
4.10%, 06/03/26	105	103,952
4.15%, 01/24/29	10	9,803
4.30%, 07/22/27	340	336,699

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	$1,065	$1,064,751
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	280	284,197
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	215	220,515
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	705	719,574
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	45	47,378
Westpac Banking Corp.
1.15%, 06/03/26	65	61,904
1.95%, 11/20/28	940	855,595
2.70%, 08/19/26	5	4,860
2.85%, 05/13/26	100	97,741
3.35%, 03/08/27	46	44,981
3.40%, 01/25/28	32	31,031
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)	1,057	1,007,222
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(b)	655	645,312
4.60%, 10/20/26	240	240,854
5.05%, 04/16/29	418	427,653
5.20%, 04/16/26	120	121,159
5.46%, 11/18/27	5	5,143
5.54%, 11/17/28	40	41,618
		312,274,894
Beverages — 2.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26	60	59,415
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	1,127	1,114,250
4.75%, 01/23/29	1,814	1,833,317
Coca-Cola Co. (The)
1.00%, 03/15/28	266	240,374
1.45%, 06/01/27(a)	4,605	4,303,821
1.50%, 03/05/28(a)	117	107,332
2.13%, 09/06/29	45	40,814
2.90%, 05/25/27	466	451,331
3.38%, 03/25/27(a)	999	980,691
Constellation Brands Inc.
3.70%, 12/06/26	50	49,151
4.35%, 05/09/27	55	54,672
4.80%, 01/15/29	175	175,507
Diageo Capital PLC
2.38%, 10/24/29	1,182	1,072,478
3.88%, 05/18/28	60	59,031
5.30%, 10/24/27	3,398	3,478,121
5.38%, 10/05/26	2,077	2,109,593
Keurig Dr Pepper Inc.
2.55%, 09/15/26	80	77,212
3.43%, 06/15/27	1,675	1,628,823
3.95%, 04/15/29	374	363,525
4.60%, 05/25/28	5	4,998
5.05%, 03/15/29	375	380,532
5.10%, 03/15/27	125	126,607
Molson Coors Beverage Co., 3.00%, 07/15/26	6,219	6,058,333
PepsiCo Inc.
2.38%, 10/06/26	55	53,118
2.63%, 03/19/27	630	607,155
2.85%, 02/24/26	25	24,554
3.00%, 10/15/27	10	9,662
3.60%, 02/18/28	835	818,454
4.45%, 05/15/28	525	528,998
4.50%, 07/17/29	225	226,825
5.13%, 11/10/26	50	50,731
Security	Par (000)	Value
Beverages (continued)
7.00%, 03/01/29	$76	$83,787
		27,173,212
Biotechnology — 1.4%
Amgen Inc.
1.65%, 08/15/28	618	557,027
2.20%, 02/21/27	198	188,263
2.60%, 08/19/26	232	224,381
3.00%, 02/22/29	263	246,914
3.20%, 11/02/27	105	101,457
4.05%, 08/18/29	162	157,762
5.15%, 03/02/28	2,132	2,165,481
Gilead Sciences Inc.
1.20%, 10/01/27(a)	2,523	2,307,535
2.95%, 03/01/27(a)	1,898	1,836,759
3.65%, 03/01/26	5,171	5,110,492
4.80%, 11/15/29	280	281,727
Illumina Inc.
4.65%, 09/09/26	150	149,512
5.75%, 12/13/27	50	51,308
		13,378,618
Building Materials — 2.6%
Carrier Global Corp., 2.49%, 02/15/27	2,035	1,948,349
CRH SMW Finance DAC, 5.20%, 05/21/29	3,525	3,586,666
Fortune Brands Innovations Inc., 3.25%, 09/15/29	2,606	2,439,446
Johnson Controls International PLC, 3.90%, 02/14/26	4,145	4,100,876
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	748	772,301
Lennox International Inc.
1.70%, 08/01/27	1,171	1,083,151
5.50%, 09/15/28	1,140	1,170,087
Martin Marietta Materials Inc., 3.50%, 12/15/27	6	5,818
Masco Corp.
1.50%, 02/15/28	365	331,930
3.50%, 11/15/27(a)	15	14,503
Owens Corning
3.40%, 08/15/26	974	953,037
3.95%, 08/15/29	711	687,124
5.50%, 06/15/27	281	286,676
Trane Technologies Financing Ltd.
3.50%, 03/21/26	3,415	3,363,712
3.80%, 03/21/29	2,360	2,289,792
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	2,736	2,667,440
		25,700,908
Chemicals — 1.9%
Celanese U.S. Holdings LLC
1.40%, 08/05/26	62	57,887
6.17%, 07/15/27(a)	915	933,535
Dow Chemical Co. (The), 4.80%, 11/30/28	1,064	1,069,165
DuPont de Nemours Inc., 4.73%, 11/15/28	256	258,275
Ecolab Inc.
1.65%, 02/01/27	3,760	3,548,042
2.70%, 11/01/26	4,502	4,360,303
3.25%, 12/01/27	1,570	1,515,745
5.25%, 01/15/28(a)	807	828,592
International Flavors & Fragrances Inc., 4.45%, 09/26/28	940	928,552
LYB International Finance II BV, 3.50%, 03/02/27(a)	50	48,718

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd.
4.00%, 12/15/26(a)	$115	$113,333
4.20%, 04/01/29(a)	1,031	1,012,394
4.90%, 03/27/28(a)	1,037	1,046,062
5.20%, 06/21/27	351	356,294
PPG Industries Inc.
1.20%, 03/15/26	1,056	1,009,581
2.80%, 08/15/29(a)	1,570	1,446,102
3.75%, 03/15/28	519	506,006
Rohm & Haas Co., 7.85%, 07/15/29	57	63,662
Sherwin-Williams Co. (The), 3.95%, 01/15/26	5	4,965
		19,107,213
Commercial Services — 0.5%
Automatic Data Processing Inc., 1.70%, 05/15/28	634	582,201
Block Financial LLC, 2.50%, 07/15/28	160	146,646
GXO Logistics Inc.
1.65%, 07/15/26	1,227	1,166,312
6.25%, 05/06/29	506	523,460
RELX Capital Inc., 4.00%, 03/18/29	2,874	2,807,348
S&P Global Inc.
2.70%, 03/01/29	10	9,307
4.25%, 05/01/29	8	7,910
4.75%, 08/01/28	6	6,050
		5,249,234
Computers — 2.1%
Apple Inc.
1.20%, 02/08/28	2,005	1,823,936
2.90%, 09/12/27	140	135,027
3.00%, 06/20/27	252	244,696
3.00%, 11/13/27	518	501,316
Dell International LLC/EMC Corp.
4.90%, 10/01/26	625	626,557
6.02%, 06/15/26	639	649,077
DXC Technology Co.
1.80%, 09/15/26	25	23,635
2.38%, 09/15/28	500	452,021
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	2,349	2,257,379
4.40%, 09/25/27	465	462,681
4.45%, 09/25/26	2,606	2,596,513
4.55%, 10/15/29	2,231	2,211,319
5.25%, 07/01/28	857	873,112
HP Inc.
1.45%, 06/17/26	204	194,053
3.00%, 06/17/27	199	191,187
4.00%, 04/15/29	78	75,663
4.75%, 01/15/28	256	257,288
IBM International Capital Pte Ltd.
4.60%, 02/05/29(a)	215	215,526
4.70%, 02/05/26	96	96,133
International Business Machines Corp.
1.70%, 05/15/27	122	114,159
2.20%, 02/09/27	35	33,328
3.30%, 05/15/26(a)	960	943,233
3.30%, 01/27/27	49	47,834
3.45%, 02/19/26(a)	4,444	4,385,147
3.50%, 05/15/29	151	144,744
4.15%, 07/27/27	115	114,011
4.50%, 02/06/26	60	59,954
4.50%, 02/06/28	140	140,319
Security	Par (000)	Value
Computers (continued)
6.22%, 08/01/27	$10	$10,446
6.50%, 01/15/28	80	84,694
Western Digital Corp., 2.85%, 02/01/29	850	762,352
		20,727,340
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	2,144	2,084,765
4.80%, 03/02/26	49	49,305
Conopco Inc., Series E, 7.25%, 12/15/26	70	73,748
Procter & Gamble Co. (The)
1.00%, 04/23/26	20	19,159
2.80%, 03/25/27(a)	10	9,695
2.85%, 08/11/27	20	19,315
4.15%, 10/24/29	225	224,818
4.35%, 01/29/29(a)	275	276,664
Unilever Capital Corp.
2.00%, 07/28/26	233	224,457
2.13%, 09/06/29	30	27,070
2.90%, 05/05/27	99	95,820
3.50%, 03/22/28	2,120	2,068,522
4.25%, 08/12/27	165	164,647
4.88%, 09/08/28	340	346,058
		5,684,043
Distribution & Wholesale — 0.3%
LKQ Corp., 5.75%, 06/15/28	3,175	3,245,920
Diversified Financial Services — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	1,950	1,883,136
2.45%, 10/29/26	1,899	1,816,829
3.00%, 10/29/28	2,628	2,452,089
3.88%, 01/23/28	375	365,527
4.45%, 04/03/26	288	286,540
4.63%, 10/15/27	90	89,753
4.63%, 09/10/29	1,519	1,500,699
5.10%, 01/19/29(a)	783	790,529
5.75%, 06/06/28	718	739,709
6.10%, 01/15/27	150	153,874
6.45%, 04/15/27	105	108,852
Air Lease Corp.
1.88%, 08/15/26	138	131,491
2.10%, 09/01/28	405	368,168
2.20%, 01/15/27	660	626,847
2.88%, 01/15/26	663	648,846
3.25%, 10/01/29(a)	190	177,318
3.63%, 04/01/27	190	185,828
3.75%, 06/01/26	335	329,894
4.63%, 10/01/28	70	69,708
5.10%, 03/01/29(a)	471	477,861
5.30%, 06/25/26	125	126,039
5.30%, 02/01/28(a)	1,225	1,245,568
5.85%, 12/15/27	95	97,933
Aircastle Ltd., 4.25%, 06/15/26	1,313	1,298,625
Ally Financial Inc.
2.20%, 11/02/28	215	193,970
4.75%, 06/09/27	685	683,876
6.85%, 01/03/30, (1-day SOFR + 2.282%)(b)	442	463,996
6.99%, 06/13/29, (1-day SOFR + 3.260%)(a)(b)	45	47,295
American Express Co.
1.65%, 11/04/26	180	170,318

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.55%, 03/04/27	$383	$366,853
3.13%, 05/20/26	1,108	1,086,019
3.30%, 05/03/27	1,290	1,252,795
4.05%, 05/03/29	380	374,322
5.04%, 07/26/28, (1-day SOFR + 0.930%)(b)	220	221,769
5.10%, 02/16/28, (1-day SOFR + 1.000%)(b)	25	25,194
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(b)	625	636,193
5.39%, 07/28/27, (1-day SOFR + 0.970%)(b)	115	116,213
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(b)	937	963,506
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(b)	727	735,694
5.85%, 11/05/27	1,070	1,108,195
American Express Credit Corp., 3.30%, 05/03/27	70	68,198
Brookfield Finance Inc.
3.90%, 01/25/28	723	708,276
4.25%, 06/02/26	596	592,384
4.85%, 03/29/29(a)	1,098	1,102,056
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(b)	160	151,127
3.27%, 03/01/30, (1-day SOFR + 1.790%)(b)	440	410,245
3.65%, 05/11/27	70	68,295
3.75%, 07/28/26	234	229,511
3.75%, 03/09/27	165	161,409
3.80%, 01/31/28	74	71,707
4.93%, 05/10/28, (1-day SOFR + 2.057%)(b)	1,495	1,495,783
5.25%, 07/26/30, (1-day SOFR + 2.600%)(b)	50	50,329
5.46%, 07/26/30, (1-day SOFR +1.560%)(b)	175	177,608
5.47%, 02/01/29, (1-day SOFR + 2.080%)(b)	940	951,937
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)(b)	150	153,673
6.31%, 06/08/29, (1-day SOFR + 2.640%)(b)	335	348,267
7.15%, 10/29/27, (1-day SOFR + 2.440%)(b)	46	47,858
Cboe Global Markets Inc., 3.65%, 01/12/27	595	585,130
Charles Schwab Corp. (The)
0.90%, 03/11/26	139	132,703
1.15%, 05/13/26	25	23,822
2.00%, 03/20/28(a)	970	895,315
2.45%, 03/03/27	120	114,735
3.20%, 01/25/28(a)	210	201,829
3.30%, 04/01/27	195	189,579
3.45%, 02/13/26	20	19,735
5.64%, 05/19/29, (1-day SOFR + 2.210%)(b)	30	30,866
5.88%, 08/24/26	235	239,882
6.20%, 11/17/29, (1-day SOFR + 1.878%)(b)	160	168,634
Discover Financial Services
4.10%, 02/09/27	593	585,432
4.50%, 01/30/26	35	34,860
Eaton Vance Corp., 3.50%, 04/06/27	1,530	1,495,503
Intercontinental Exchange Inc.
3.10%, 09/15/27	5	4,825
3.75%, 09/21/28(a)	5	4,864
4.00%, 09/15/27	210	207,494
4.35%, 06/15/29	5	4,956
Invesco Finance PLC, 3.75%, 01/15/26	468	462,861
Lazard Group LLC, 4.38%, 03/11/29	311	305,496
Legg Mason Inc., 4.75%, 03/15/26	1,555	1,556,863
LPL Holdings Inc.
5.70%, 05/20/27	25	25,422
6.75%, 11/17/28(a)	245	260,024
Mastercard Inc., 2.95%, 06/01/29	20	18,858
Security	Par (000)	Value
Diversified Financial Services (continued)
Nasdaq Inc.
3.85%, 06/30/26	$348	$343,730
5.35%, 06/28/28	1,275	1,305,241
Nomura Holdings Inc.
1.65%, 07/14/26	1,877	1,781,448
2.17%, 07/14/28	834	757,611
2.33%, 01/22/27	2,165	2,053,165
2.71%, 01/22/29	210	192,253
5.39%, 07/06/27	52	52,545
5.59%, 07/02/27	225	228,683
5.61%, 07/06/29(a)	645	661,471
5.71%, 01/09/26	200	201,473
5.84%, 01/18/28	240	246,222
6.07%, 07/12/28	205	212,624
ORIX Corp.
3.70%, 07/18/27	730	710,667
5.00%, 09/13/27	95	95,531
Radian Group Inc.
4.88%, 03/15/27	495	491,725
6.20%, 05/15/29	255	263,283
Synchrony Financial
3.70%, 08/04/26	1,056	1,032,655
3.95%, 12/01/27(a)	813	785,496
5.15%, 03/19/29	940	933,306
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)(b)	474	484,540
Voya Financial Inc.
3.65%, 06/15/26	103	101,225
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(b)	31	28,853
Western Union Co. (The), 1.35%, 03/15/26	987	942,202
		52,682,171
Electric — 5.3%
AEP Texas Inc.
3.95%, 06/01/28	2,013	1,960,520
5.45%, 05/15/29	1,076	1,105,654
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(c)	2,158	2,171,868
Atlantic City Electric Co., 4.00%, 10/15/28	900	882,630
Avangrid Inc., 3.80%, 06/01/29	2,437	2,337,041
Baltimore Gas & Electric Co., 2.40%, 08/15/26	75	72,419
CMS Energy Corp.
3.00%, 05/15/26	15	14,621
3.45%, 08/15/27	6	5,807
Commonwealth Edison Co.
2.55%, 06/15/26	85	82,492
3.70%, 08/15/28	1,535	1,494,252
Series 122, 2.95%, 08/15/27	15	14,445
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	1,110	1,114,181
Series A, 0.75%, 12/01/25	40	38,485
Series A, 3.20%, 03/15/27	403	391,946
Consumers Energy Co.
3.80%, 11/15/28	874	850,910
4.60%, 05/30/29	67	67,272
4.65%, 03/01/28	80	80,409
4.90%, 02/15/29	191	193,433
Edison International
4.13%, 03/15/28	108	105,805
5.25%, 11/15/28	500	506,047
5.75%, 06/15/27(a)	711	726,918
Enel Americas SA, 4.00%, 10/25/26	1,205	1,182,472

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Eversource Energy
2.90%, 03/01/27	$870	$836,801
4.60%, 07/01/27	55	54,869
4.75%, 05/15/26	90	89,995
5.00%, 01/01/27	155	156,067
5.45%, 03/01/28	205	209,772
5.95%, 02/01/29	839	874,950
Series M, 3.30%, 01/15/28	750	719,028
Series O, 4.25%, 04/01/29	435	426,597
Series U, 1.40%, 08/15/26	2,810	2,654,958
Exelon Corp.
3.40%, 04/15/26(a)	389	382,634
5.15%, 03/15/28	770	781,058
5.15%, 03/15/29	1,349	1,371,817
Florida Power & Light Co.
3.13%, 12/01/25	48	47,409
4.40%, 05/15/28	75	74,881
4.45%, 05/15/26(a)	100	100,217
5.15%, 06/15/29	185	189,796
Fortis Inc./Canada, 3.06%, 10/04/26	1,280	1,241,074
ITC Holdings Corp.
3.25%, 06/30/26(a)	3,443	3,365,877
3.35%, 11/15/27	782	756,434
National Grid PLC, 5.60%, 06/12/28	2,941	3,024,732
National Rural Utilities Cooperative Finance Corp.
4.85%, 02/07/29	145	146,542
5.05%, 09/15/28(a)	85	86,579
5.15%, 06/15/29	95	97,041
5.25%, 04/20/46, (3-mo. LIBOR US + 3.630%)(b)	26	25,805
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	1,598	1,510,631
1.90%, 06/15/28	1,067	972,780
3.50%, 04/01/29	184	175,569
3.55%, 05/01/27(a)	210	205,374
3.80%, 03/15/82, (5-year CMT + 2.547%)(b)	242	230,665
4.63%, 07/15/27(a)	313	314,196
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(b)	225	217,793
4.90%, 02/28/28	575	579,222
4.90%, 03/15/29	767	773,714
4.95%, 01/29/26	410	411,561
5.65%, 05/01/79, (3-mo. LIBOR US + 3.156%)(a)(b)	430	424,600
6.70%, 09/01/54, (5-year CMT + 2.364%)(b)	25	25,518
NSTAR Electric Co.
3.20%, 05/15/27	695	673,935
3.25%, 05/15/29	1,145	1,085,524
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	112	108,761
4.30%, 05/15/28(a)	6	5,970
4.65%, 11/01/29(d)	250	251,032
5.75%, 03/15/29	10	10,449
Pacific Gas and Electric Co.
2.10%, 08/01/27	195	182,092
3.30%, 12/01/27	250	239,576
5.45%, 06/15/27	965	980,408
5.55%, 05/15/29	75	76,919
6.10%, 01/15/29	10	10,436
Public Service Electric & Gas Co.
0.95%, 03/15/26	122	116,679
2.25%, 09/15/26	85	81,745
3.70%, 05/01/28(a)	50	48,808
Security	Par (000)	Value
Electric (continued)
Public Service Enterprise Group Inc.
5.20%, 04/01/29	$1,439	$1,471,672
5.85%, 11/15/27	3,538	3,661,098
5.88%, 10/15/28	591	616,271
San Diego Gas & Electric Co.
2.50%, 05/15/26	95	92,447
4.95%, 08/15/28	175	177,273
Sempra
3.25%, 06/15/27	30	29,000
4.13%, 04/01/52, (5-year CMT + 2.868%)(b)	560	532,606
5.40%, 08/01/26	145	146,613
6.88%, 10/01/54, (5-year CMT + 2.789%)(b)	50	51,058
Southern California Edison Co.
2.85%, 08/01/29	36	33,251
4.88%, 02/01/27	14	14,100
4.90%, 06/01/26	170	170,568
5.15%, 06/01/29	256	260,622
5.30%, 03/01/28	240	245,035
5.35%, 03/01/26(a)	190	191,574
5.65%, 10/01/28	594	615,017
5.85%, 11/01/27	61	63,117
Series 2020-C, 1.20%, 02/01/26	10	9,612
Series A, 4.20%, 03/01/29	818	802,394
Series D, 4.70%, 06/01/27	43	43,156
		52,055,001
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29	167	158,061
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	610	590,004
Avnet Inc.
4.63%, 04/15/26	130	129,283
6.25%, 03/15/28	412	426,883
Flex Ltd.
3.75%, 02/01/26	1,090	1,074,569
4.88%, 06/15/29	52	51,623
Fortive Corp., 3.15%, 06/15/26	87	84,974
Honeywell International Inc.
1.10%, 03/01/27(a)	112	104,333
2.50%, 11/01/26	119	114,973
2.70%, 08/15/29(a)	218	202,168
4.25%, 01/15/29	366	365,205
4.65%, 07/30/27	295	297,348
4.88%, 09/01/29(a)	28	28,514
4.95%, 02/15/28	23	23,441
Hubbell Inc., 3.15%, 08/15/27	10	9,620
Jabil Inc., 4.25%, 05/15/27(a)	45	44,452
Keysight Technologies Inc.
3.00%, 10/30/29(a)	1,555	1,434,633
4.60%, 04/06/27(a)	190	189,818
Trimble Inc., 4.90%, 06/15/28	33	33,101
Vontier Corp.
1.80%, 04/01/26	968	927,793
2.40%, 04/01/28(a)	105	96,020
		6,386,816
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	111	116,378
Entertainment — 0.0%
Warnermedia Holdings Inc., 4.05%, 03/15/29	264	249,973
Environmental Control — 0.2%
Republic Services Inc., 3.95%, 05/15/28	10	9,797

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Veralto Corp.
5.35%, 09/18/28(a)	$1,522	$1,556,268
5.50%, 09/18/26	303	306,897
Waste Management Inc., 4.88%, 02/15/29	5	5,077
		1,878,039
Food — 3.0%
Ahold Finance USA LLC, 6.88%, 05/01/29	810	879,339
Conagra Brands Inc.
1.38%, 11/01/27	1,059	965,089
4.85%, 11/01/28	1,105	1,108,480
5.30%, 10/01/26	143	144,469
7.00%, 10/01/28	10	10,750
General Mills Inc.
3.20%, 02/10/27	5,943	5,772,699
4.20%, 04/17/28	70	69,073
4.70%, 01/30/27	55	55,115
4.88%, 01/30/30	225	226,167
5.50%, 10/17/28	90	92,659
Hormel Foods Corp.
1.70%, 06/03/28	672	612,976
4.80%, 03/30/27(a)	185	186,602
Ingredion Inc., 3.20%, 10/01/26	2,180	2,122,221
J.M. Smucker Co. (The), 5.90%, 11/15/28	85	89,008
Kellanova
3.25%, 04/01/26	5,932	5,831,151
3.40%, 11/15/27	2,125	2,057,437
4.30%, 05/15/28(a)	40	39,533
Kraft Heinz Foods Co.
3.00%, 06/01/26	624	609,027
3.88%, 05/15/27	495	486,495
4.63%, 01/30/29	505	506,970
Kroger Co. (The)
2.65%, 10/15/26	200	192,895
3.50%, 02/01/26	84	82,851
3.70%, 08/01/27	1,753	1,716,695
4.50%, 01/15/29(a)	55	54,734
4.60%, 08/15/27	245	246,135
4.65%, 09/15/29	605	607,092
4.70%, 08/15/26	339	340,102
McCormick & Co. Inc./MD
0.90%, 02/15/26(a)	130	124,349
3.40%, 08/15/27	2,695	2,622,071
Mondelez International Inc., 4.75%, 02/20/29	265	266,964
Sysco Corp.
3.25%, 07/15/27	20	19,341
3.30%, 07/15/26	6	5,876
The Campbell's Co.
4.15%, 03/15/28	611	601,451
5.20%, 03/19/27	95	96,337
5.20%, 03/21/29	753	766,666
5.30%, 03/20/26	114	114,770
		29,723,589
Forest Products & Paper — 0.0%
Suzano Austria GmbH, 6.00%, 01/15/29	62	63,033
Suzano International Finance BV, 5.50%, 01/17/27	12	12,093
		75,126
Gas — 0.6%
National Fuel Gas Co.
5.50%, 01/15/26	1,414	1,420,057
5.50%, 10/01/26	30	30,354
Security	Par (000)	Value
Gas (continued)
NiSource Inc.
2.95%, 09/01/29	$520	$480,973
5.20%, 07/01/29	1,550	1,578,011
ONE Gas Inc., 5.10%, 04/01/29	2,624	2,673,429
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	100	95,028
Southern California Gas Co., 2.95%, 04/15/27	68	65,610
Southwest Gas Corp., 3.70%, 04/01/28	5	4,823
		6,348,285
Health Care - Products — 0.3%
Agilent Technologies Inc.
2.75%, 09/15/29(a)	5	4,583
3.05%, 09/22/26	1,010	980,683
4.20%, 09/09/27(a)	125	124,015
Baxter International Inc.
1.92%, 02/01/27	50	47,134
2.27%, 12/01/28	10	9,078
2.60%, 08/15/26	64	61,811
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,340	1,321,651
Solventum Corp.
5.40%, 03/01/29(d)	63	63,951
5.45%, 02/25/27(d)	66	66,859
Zimmer Biomet Holdings Inc., 5.35%, 12/01/28	605	620,066
		3,299,831
Health Care - Services — 3.4%
Centene Corp.
2.45%, 07/15/28	1,995	1,806,216
4.25%, 12/15/27	802	777,044
Cigna Group (The)
1.25%, 03/15/26	275	263,200
3.05%, 10/15/27	1,255	1,206,665
3.40%, 03/01/27	290	282,490
4.38%, 10/15/28(a)	2,680	2,656,855
4.50%, 02/25/26	108	107,863
5.00%, 05/15/29	110	111,382
5.69%, 03/15/26	100	100,020
Elevance Health Inc.
1.50%, 03/15/26	1,440	1,383,826
2.88%, 09/15/29	889	818,384
3.65%, 12/01/27(a)	2,100	2,047,120
4.10%, 03/01/28	790	777,296
4.50%, 10/30/26	205	204,734
5.15%, 06/15/29	1,617	1,643,238
HCA Inc.
3.13%, 03/15/27	915	881,839
3.38%, 03/15/29	902	848,715
4.13%, 06/15/29	33	31,888
4.50%, 02/15/27	1,100	1,092,065
5.20%, 06/01/28	390	394,744
5.25%, 06/15/26	481	482,414
5.38%, 09/01/26	527	529,818
5.63%, 09/01/28	210	214,646
5.88%, 02/15/26	483	486,783
5.88%, 02/01/29	111	114,349
Humana Inc.
1.35%, 02/03/27	120	111,632
3.13%, 08/15/29	425	394,348
3.70%, 03/23/29	660	630,169
3.95%, 03/15/27(a)	55	54,097
5.75%, 03/01/28	260	267,059
5.75%, 12/01/28	326	335,870

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
ICON Investments Six DAC
5.81%, 05/08/27	$113	$115,281
5.85%, 05/08/29	535	550,798
IQVIA Inc.
5.70%, 05/15/28	618	633,152
6.25%, 02/01/29	769	803,202
Laboratory Corp. of America Holdings
1.55%, 06/01/26	91	86,935
3.60%, 09/01/27	682	665,666
Quest Diagnostics Inc.
3.45%, 06/01/26	631	619,631
4.20%, 06/30/29	1,036	1,016,091
4.60%, 12/15/27(a)	125	125,305
UnitedHealth Group Inc.
3.70%, 05/15/27	935	920,636
1.15%, 05/15/26(a)	78	74,400
2.95%, 10/15/27	1,375	1,323,306
3.38%, 04/15/27	64	62,593
3.45%, 01/15/27	115	112,868
3.85%, 06/15/28	1,590	1,561,689
3.88%, 12/15/28	695	680,473
4.00%, 05/15/29	1,027	1,007,317
4.25%, 01/15/29	780	773,626
4.60%, 04/15/27(a)	250	251,244
4.70%, 04/15/29(a)	325	327,664
5.25%, 02/15/28(a)	1,140	1,167,874
		33,936,520
Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27	15	15,059
Meritage Homes Corp., 5.13%, 06/06/27	30	30,164
Toll Brothers Finance Corp., 4.88%, 03/15/27	85	85,170
		130,393
Home Furnishings — 0.3%
Leggett & Platt Inc.
3.50%, 11/15/27	454	432,771
4.40%, 03/15/29	989	940,951
Whirlpool Corp., 4.75%, 02/26/29(a)	1,435	1,421,395
		2,795,117
Household Products & Wares — 0.8%
Avery Dennison Corp., 4.88%, 12/06/28	70	70,451
Church & Dwight Co. Inc., 3.15%, 08/01/27(a)	15	14,553
Clorox Co. (The)
3.10%, 10/01/27	336	322,955
3.90%, 05/15/28	2,080	2,039,836
4.40%, 05/01/29	1,600	1,592,196
Kimberly-Clark Corp.
1.05%, 09/15/27(a)	3,740	3,419,385
2.75%, 02/15/26	95	93,089
3.20%, 04/25/29	20	19,138
3.95%, 11/01/28	60	59,103
		7,630,706
Insurance — 0.8%
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(b)	600	593,067
American International Group Inc., Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(b)	215	213,678
Aon Corp.
3.75%, 05/02/29	25	24,102
4.50%, 12/15/28(a)	15	14,921
8.21%, 01/01/27	435	459,589
Security	Par (000)	Value
Insurance (continued)
Aon North America Inc., 5.15%, 03/01/29	$35	$35,585
Assurant Inc., 4.90%, 03/27/28	234	234,201
Athene Holding Ltd., 4.13%, 01/12/28(a)	305	299,251
Brighthouse Financial Inc., 3.70%, 06/22/27	30	29,238
CNO Financial Group Inc., 5.25%, 05/30/29	922	925,548
Equitable Holdings Inc., 4.35%, 04/20/28	499	492,886
Lincoln National Corp., 3.80%, 03/01/28(a)	250	243,018
Manulife Financial Corp.
2.48%, 05/19/27	157	149,571
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(b)	266	259,908
4.15%, 03/04/26	10	9,952
Marsh & McLennan Companies Inc.
3.75%, 03/14/26	16	15,857
4.38%, 03/15/29	5	4,969
4.55%, 11/08/27	380	381,423
MGIC Investment Corp., 5.25%, 08/15/28(a)	35	34,663
Munich Re America Corp., Series B, 7.45%, 12/15/26	575	605,540
Principal Financial Group Inc.
3.10%, 11/15/26	10	9,710
3.70%, 05/15/29	120	115,424
Prudential Financial Inc.
1.50%, 03/10/26(a)	85	81,845
3.88%, 03/27/28	1,145	1,123,977
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(a)(b)	474	459,015
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(b)	680	678,020
Trinity Acquisition PLC, 4.40%, 03/15/26	40	39,725
Willis North America Inc.
2.95%, 09/15/29	16	14,746
4.50%, 09/15/28(a)	430	426,767
4.65%, 06/15/27	49	48,902
		8,025,098
Internet — 0.4%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	1,093	1,054,227
Amazon.com Inc.
1.20%, 06/03/27	30	27,841
1.65%, 05/12/28	90	82,408
3.15%, 08/22/27	215	208,682
3.45%, 04/13/29	35	33,906
4.55%, 12/01/27	1,290	1,299,076
Baidu Inc., 4.38%, 03/29/28	475	470,528
Booking Holdings Inc., 3.60%, 06/01/26	20	19,741
eBay Inc.
1.40%, 05/10/26	185	176,638
3.60%, 06/05/27	270	264,247
		3,637,294
Iron & Steel — 0.2%
Nucor Corp.
3.95%, 05/01/28	800	786,578
4.30%, 05/23/27	235	234,133
Steel Dynamics Inc.
1.65%, 10/15/27	15	13,818
5.00%, 12/15/26	1,379	1,379,193
		2,413,722
Leisure Time — 0.0%
Brunswick Corp./DE, 5.85%, 03/18/29(a)	10	10,271

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 0.3%
Hyatt Hotels Corp.
4.85%, 03/15/26	$231	$231,018
5.25%, 06/30/29	35	35,416
Marriott International Inc./MD, 5.55%, 10/15/28	220	227,064
Sands China Ltd.
2.30%, 03/08/27	585	544,109
2.85%, 03/08/29	417	372,269
5.40%, 08/08/28	1,029	1,020,404
		2,430,280
Machinery — 2.4%
ABB Finance USA Inc., 3.80%, 04/03/28	2,565	2,524,641
Caterpillar Financial Services Corp.
1.10%, 09/14/27	35	32,172
1.15%, 09/14/26(a)	68	64,320
1.70%, 01/08/27	55	52,083
3.60%, 08/12/27	15	14,741
4.35%, 05/15/26	40	39,985
4.38%, 08/16/29(a)	170	169,379
4.40%, 10/15/27	175	175,347
4.45%, 10/16/26	165	165,091
4.60%, 11/15/27	275	276,355
4.70%, 11/15/29	275	277,210
4.80%, 01/06/26	73	73,297
4.85%, 02/27/29(a)	230	233,502
CNH Industrial Capital LLC
1.45%, 07/15/26	2,045	1,941,694
1.88%, 01/15/26(a)	1,780	1,723,041
4.50%, 10/08/27	65	64,545
4.55%, 04/10/28	505	501,857
5.10%, 04/20/29	785	795,168
5.50%, 01/12/29	787	807,987
CNH Industrial NV, 3.85%, 11/15/27	1,910	1,876,115
IDEX Corp., 4.95%, 09/01/29	145	146,256
Ingersoll Rand Inc.
5.18%, 06/15/29	5	5,087
5.40%, 08/14/28	6	6,145
John Deere Capital Corp.
0.70%, 01/15/26	64	61,380
1.05%, 06/17/26	123	116,908
1.30%, 10/13/26	30	28,356
1.50%, 03/06/28	708	646,858
1.70%, 01/11/27	20	18,927
1.75%, 03/09/27	53	50,024
2.35%, 03/08/27	20	19,129
2.65%, 06/10/26	40	38,980
2.80%, 09/08/27	140	134,413
2.80%, 07/18/29(a)	62	57,782
3.05%, 01/06/28	45	43,470
3.35%, 04/18/29	15	14,395
3.45%, 03/07/29(a)	52	49,977
4.15%, 09/15/27	211	209,824
4.50%, 01/08/27	130	130,624
4.50%, 01/16/29	216	216,648
4.75%, 06/08/26	456	458,693
4.75%, 01/20/28	817	826,149
4.85%, 03/05/27	48	48,515
4.85%, 06/11/29	363	368,936
4.90%, 06/11/27	190	192,397
4.90%, 03/03/28	585	594,292
4.95%, 03/06/26	105	105,690
4.95%, 07/14/28	1,608	1,638,114
Security	Par (000)	Value
Machinery (continued)
5.15%, 09/08/26	$20	$20,271
nVent Finance SARL, 4.55%, 04/15/28	10	9,944
Oshkosh Corp., 4.60%, 05/15/28	2,350	2,339,320
Otis Worldwide Corp., 5.25%, 08/16/28	155	158,239
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	35	34,138
4.70%, 09/15/28	30	29,942
Xylem Inc./New York
1.95%, 01/30/28	901	835,157
3.25%, 11/01/26(a)	2,226	2,169,844
		23,633,354
Manufacturing — 0.8%
3M Co.
2.25%, 09/19/26	571	547,955
2.38%, 08/26/29(a)	1,455	1,318,734
2.88%, 10/15/27	2,625	2,514,497
3.38%, 03/01/29	701	668,573
Pentair Finance SARL, 4.50%, 07/01/29	2,080	2,041,154
Teledyne Technologies Inc., 1.60%, 04/01/26(a)	931	893,582
Textron Inc.
3.38%, 03/01/28(a)	10	9,581
3.65%, 03/15/27	30	29,264
		8,023,340
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	1,415	1,257,635
3.75%, 02/15/28	545	523,465
4.20%, 03/15/28	220	213,865
5.05%, 03/30/29	34	33,699
6.10%, 06/01/29	15	15,444
Comcast Corp.
2.35%, 01/15/27	40	38,281
3.15%, 02/15/28	535	513,403
3.30%, 04/01/27	15	14,624
4.15%, 10/15/28	30	29,592
4.55%, 01/15/29	15	15,031
5.10%, 06/01/29	310	316,689
5.35%, 11/15/27	135	138,285
Discovery Communications LLC
3.95%, 03/20/28	152	145,513
4.13%, 05/15/29	48	45,441
FactSet Research Systems Inc., 2.90%, 03/01/27	435	417,785
Fox Corp., 4.71%, 01/25/29	41	41,023
Paramount Global
2.90%, 01/15/27(a)	857	821,582
3.38%, 02/15/28	300	283,175
4.20%, 06/01/29	200	190,660
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	77	73,780
2.95%, 06/15/27	70	67,555
Walt Disney Co. (The)
1.75%, 01/13/26	40	38,816
2.20%, 01/13/28	1,012	949,206
3.70%, 03/23/27(a)	35	34,554
		6,219,103
Mining — 0.0%
Kinross Gold Corp., 4.50%, 07/15/27	25	24,872

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	$1,142	$1,091,654
Oil & Gas — 1.8%
Apache Corp., 4.38%, 10/15/28	285	277,080
BP Capital Markets America Inc.
4.87%, 11/25/29	350	353,381
5.02%, 11/17/27	105	106,554
BP Capital Markets PLC, 3.28%, 09/19/27	50	48,530
Chevron Corp., 2.95%, 05/16/26	13	12,736
Chevron USA Inc., 1.02%, 08/12/27	30	27,529
ConocoPhillips Co.
4.70%, 01/15/30	650	652,050
6.95%, 04/15/29	350	384,499
Devon Energy Corp.
5.25%, 10/15/27	52	52,144
5.85%, 12/15/25	835	841,262
5.88%, 06/15/28	59	59,310
EQT Corp.
3.90%, 10/01/27	1,205	1,179,251
5.00%, 01/15/29	455	454,697
5.70%, 04/01/28	65	66,631
Hess Corp., 4.30%, 04/01/27	2,236	2,220,600
Marathon Oil Corp.
4.40%, 07/15/27	165	164,394
5.30%, 04/01/29	797	821,029
Marathon Petroleum Corp., 5.13%, 12/15/26	155	156,096
Occidental Petroleum Corp.
5.00%, 08/01/27(a)	360	362,164
5.20%, 08/01/29	625	629,181
8.50%, 07/15/27	5	5,370
Ovintiv Inc.
5.38%, 01/01/26	1,720	1,725,440
5.65%, 05/15/28	1,752	1,788,823
Phillips 66
1.30%, 02/15/26	234	224,697
3.90%, 03/15/28	611	597,381
Phillips 66 Co.
3.55%, 10/01/26	98	96,168
3.75%, 03/01/28	360	351,438
Shell International Finance BV
2.50%, 09/12/26	45	43,594
2.88%, 05/10/26(a)	130	127,152
3.88%, 11/13/28	790	776,605
TotalEnergies Capital International SA, 3.46%, 02/19/29	1,270	1,220,458
TotalEnergies Capital SA, 3.88%, 10/11/28	1,437	1,410,124
Valero Energy Corp.
2.15%, 09/15/27(a)	115	107,926
3.40%, 09/15/26	155	151,497
4.00%, 04/01/29	43	41,723
4.35%, 06/01/28	6	5,932
		17,543,446
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	995	948,063
3.34%, 12/15/27	195	188,194
		1,136,257
Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26	1,235	1,214,747
Security	Par (000)	Value
Packaging & Containers (continued)
4.50%, 05/15/28	$5	$4,946
Amcor Group Finance PLC, 5.45%, 05/23/29	5	5,093
Berry Global Inc., 5.50%, 04/15/28	10	10,169
WRKCo Inc.
3.90%, 06/01/28	271	263,516
4.65%, 03/15/26	90	90,032
4.90%, 03/15/29	82	82,150
		1,670,653
Pharmaceuticals — 2.2%
AbbVie Inc.
2.95%, 11/21/26	200	194,283
4.25%, 11/14/28	15	14,910
4.80%, 03/15/29	150	151,432
Astrazeneca Finance LLC
1.20%, 05/28/26	1,010	963,870
1.75%, 05/28/28	1,313	1,198,581
4.80%, 02/26/27	122	123,150
4.85%, 02/26/29	286	289,632
4.88%, 03/03/28	295	298,981
AstraZeneca PLC
0.70%, 04/08/26	3,624	3,449,854
3.13%, 06/12/27	10	9,717
4.00%, 01/17/29	230	226,198
Becton Dickinson & Co.
3.70%, 06/06/27	10	9,799
4.87%, 02/08/29	100	100,792
5.08%, 06/07/29	150	152,230
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	385	351,367
3.20%, 06/15/26	236	231,707
3.45%, 11/15/27	134	130,866
3.90%, 02/20/28	60	59,119
4.90%, 02/22/27	30	30,347
4.90%, 02/22/29(a)	65	66,022
Cardinal Health Inc.
3.41%, 06/15/27	59	57,346
4.70%, 11/15/26	135	134,968
5.00%, 11/15/29	125	125,818
5.13%, 02/15/29	1,090	1,106,109
Cencora Inc., 3.45%, 12/15/27	15	14,518
CVS Health Corp.
1.30%, 08/21/27	145	132,135
3.63%, 04/01/27	35	34,110
4.30%, 03/25/28	2,085	2,046,489
5.00%, 01/30/29	43	43,149
6.25%, 06/01/27	95	97,855
Eli Lilly & Co.
4.15%, 08/14/27	50	49,869
4.20%, 08/14/29	285	282,830
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	291	286,344
Johnson & Johnson
2.45%, 03/01/26	10	9,772
4.80%, 06/01/29	425	433,947
McKesson Corp.
1.30%, 08/15/26	202	191,685
4.25%, 09/15/29(a)	192	189,700
4.90%, 07/15/28	505	511,368
Merck & Co. Inc.
1.70%, 06/10/27	15	14,092
1.90%, 12/10/28	20	18,193
3.40%, 03/07/29	20	19,210

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.05%, 05/17/28(a)	$375	$372,993
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	81	85,571
Novartis Capital Corp.
2.00%, 02/14/27	55	52,402
3.10%, 05/17/27	60	58,374
3.80%, 09/18/29	350	340,827
Pfizer Inc.
2.75%, 06/03/26	292	284,831
3.00%, 12/15/26	20	19,441
3.45%, 03/15/29	17	16,357
3.60%, 09/15/28(a)	10	9,748
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	208	207,856
4.45%, 05/19/28	931	929,511
Pharmacia LLC, 6.60%, 12/01/28	15	16,106
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(a)	39	38,120
Utah Acquisition Sub Inc., 3.95%, 06/15/26	167	164,559
Viatris Inc., 2.30%, 06/22/27	540	506,920
Zoetis Inc.
3.00%, 09/12/27	3,450	3,317,807
3.90%, 08/20/28	1,290	1,261,059
		21,534,846
Pipelines — 3.3%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	3,000	2,843,826
5.13%, 06/30/27	2,099	2,115,356
Cheniere Energy Inc., 4.63%, 10/15/28	2,136	2,113,170
DCP Midstream Operating LP, 5.63%, 07/15/27	15	15,292
Enbridge Inc.
1.60%, 10/04/26	42	39,751
3.13%, 11/15/29	500	463,847
3.70%, 07/15/27	300	294,003
4.25%, 12/01/26	124	123,003
5.25%, 04/05/27	25	25,381
5.30%, 04/05/29	590	601,278
5.90%, 11/15/26	97	99,130
6.00%, 11/15/28	1,166	1,222,188
Energy Transfer LP
4.40%, 03/15/27(a)	135	134,130
5.25%, 07/01/29	65	66,129
5.55%, 02/15/28(a)	1,010	1,035,278
EnLink Midstream LLC, 5.38%, 06/01/29	981	997,639
Enterprise Products Operating LLC
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(b)	396	381,674
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(b)	504	492,016
Kinder Morgan Inc.
1.75%, 11/15/26	268	253,789
4.30%, 03/01/28	1,245	1,231,463
5.00%, 02/01/29	1,134	1,143,196
5.10%, 08/01/29(a)	1,439	1,458,130
MPLX LP
1.75%, 03/01/26	15	14,443
4.00%, 03/15/28	435	425,337
4.13%, 03/01/27	90	88,928
4.25%, 12/01/27	30	29,636
Northwest Pipeline LLC, 4.00%, 04/01/27	40	39,325
ONEOK Inc.
3.40%, 09/01/29	1,116	1,050,000
Security	Par (000)	Value
Pipelines (continued)
4.00%, 07/13/27	$1,737	$1,707,551
4.25%, 09/24/27	43	42,562
4.35%, 03/15/29	819	805,233
4.40%, 10/15/29	85	83,570
4.55%, 07/15/28	115	114,496
5.00%, 03/01/26(a)	55	55,094
5.55%, 11/01/26	560	567,834
5.65%, 11/01/28	625	645,052
5.85%, 01/15/26	1,803	1,821,040
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	30	29,557
5.00%, 03/15/27	85	85,395
5.88%, 06/30/26	94	95,046
Spectra Energy Partners LP, 3.38%, 10/15/26	221	215,412
Targa Resources Corp., 6.15%, 03/01/29	1,514	1,592,463
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	723	720,767
6.50%, 07/15/27	464	468,945
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	810	849,420
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	20	19,592
Valero Energy Partners LP, 4.50%, 03/15/28	51	50,643
Western Midstream Operating LP
4.50%, 03/01/28	653	643,512
4.65%, 07/01/26	140	139,404
4.75%, 08/15/28	196	194,294
6.35%, 01/15/29	754	788,011
Williams Companies Inc. (The)
3.75%, 06/15/27	60	58,721
4.80%, 11/15/29	500	499,265
4.90%, 03/15/29	1,035	1,040,074
5.30%, 08/15/28	86	87,696
		32,217,987
Real Estate — 0.5%
CBRE Services Inc.
4.88%, 03/01/26	3,410	3,410,949
5.50%, 04/01/29	957	984,171
Jones Lang LaSalle Inc., 6.88%, 12/01/28	915	981,337
		5,376,457
Real Estate Investment Trusts — 5.0%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26	10	9,869
3.95%, 01/15/27	5	4,925
American Tower Corp.
1.45%, 09/15/26	1,535	1,449,191
1.50%, 01/31/28	560	507,471
1.60%, 04/15/26	200	191,811
2.75%, 01/15/27	976	938,580
3.13%, 01/15/27	905	877,681
3.38%, 10/15/26	872	851,135
3.55%, 07/15/27	110	107,032
3.60%, 01/15/28	70	67,780
3.65%, 03/15/27	192	187,710
3.80%, 08/15/29	410	393,339
3.95%, 03/15/29	1,355	1,312,556
4.40%, 02/15/26	225	224,003
5.00%, 01/31/30(a)	45	45,334
5.20%, 02/15/29	233	236,825
5.25%, 07/15/28	259	263,288

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.50%, 03/15/28	$213	$217,868
5.80%, 11/15/28(a)	258	267,401
AvalonBay Communities Inc.
1.90%, 12/01/28	760	685,810
3.20%, 01/15/28	230	221,325
3.30%, 06/01/29	210	198,893
3.35%, 05/15/27(a)	5	4,863
Boston Properties LP
2.75%, 10/01/26	225	216,143
3.40%, 06/21/29	939	870,215
3.65%, 02/01/26	535	527,010
4.50%, 12/01/28	1,366	1,338,128
6.75%, 12/01/27	725	759,969
Brixmor Operating Partnership LP
3.90%, 03/15/27	85	83,279
4.13%, 06/15/26(a)	9	8,914
COPT Defense Properties LP
2.00%, 01/15/29	1,180	1,045,131
2.25%, 03/15/26	497	480,291
Crown Castle Inc.
1.05%, 07/15/26	519	489,222
2.90%, 03/15/27	1,587	1,526,421
3.65%, 09/01/27	717	697,294
3.70%, 06/15/26	436	429,080
3.80%, 02/15/28	2,905	2,819,567
4.00%, 03/01/27	165	162,364
4.30%, 02/15/29	505	494,150
4.45%, 02/15/26	993	988,992
4.80%, 09/01/28(a)	675	673,689
4.90%, 09/01/29(a)	189	189,059
5.00%, 01/11/28(a)	851	857,059
5.60%, 06/01/29(a)	1,072	1,104,263
Digital Realty Trust LP
3.60%, 07/01/29	1,066	1,018,489
3.70%, 08/15/27	1,062	1,035,890
4.45%, 07/15/28	1,512	1,498,491
5.55%, 01/15/28	400	409,719
DOC DR LLC
3.95%, 01/15/28(a)	179	175,155
4.30%, 03/15/27	10	9,917
EPR Properties
4.50%, 06/01/27	385	379,226
4.75%, 12/15/26	500	497,246
Equinix Inc.
1.45%, 05/15/26	989	944,758
1.55%, 03/15/28	41	37,180
1.80%, 07/15/27	58	54,018
2.00%, 05/15/28	30	27,463
2.90%, 11/18/26	297	287,212
3.20%, 11/18/29	1,000	931,068
ERP Operating LP, 3.50%, 03/01/28	250	243,206
Essex Portfolio LP, 1.70%, 03/01/28	200	182,012
Federal Realty OP LP
1.25%, 02/15/26	775	742,653
3.25%, 07/15/27	1,390	1,340,581
5.38%, 05/01/28	1,100	1,120,537
Healthpeak OP LLC
1.35%, 02/01/27	625	582,413
2.13%, 12/01/28	735	667,294
3.25%, 07/15/26	185	180,897
3.50%, 07/15/29	10	9,488
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Highwoods Realty LP
4.13%, 03/15/28	$310	$298,320
4.20%, 04/15/29	20	19,155
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26	1,342	1,335,491
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	100	91,259
Kilroy Realty LP, 4.75%, 12/15/28	55	54,160
LXP Industrial Trust, 6.75%, 11/15/28	10	10,569
Omega Healthcare Investors Inc.
4.50%, 04/01/27	505	499,741
4.75%, 01/15/28	280	278,307
5.25%, 01/15/26(a)	10	10,017
Piedmont Operating Partnership LP, 9.25%, 07/20/28	230	254,001
Prologis LP
2.13%, 04/15/27	65	61,656
3.38%, 12/15/27	830	805,557
3.88%, 09/15/28	30	29,338
4.00%, 09/15/28	33	32,397
4.88%, 06/15/28	929	941,573
Public Storage Operating Co.
0.88%, 02/15/26	5	4,791
1.95%, 11/09/28	25	22,729
3.39%, 05/01/29	195	185,891
5.13%, 01/15/29	10	10,241
Realty Income Corp., 3.40%, 01/15/28	255	246,376
Regency Centers LP, 3.60%, 02/01/27	80	78,231
Sabra Health Care LP, 5.13%, 08/15/26	147	147,144
Simon Property Group LP
1.75%, 02/01/28(a)	735	676,405
3.38%, 12/01/27	525	510,286
Store Capital LLC, 4.50%, 03/15/28	145	141,491
Ventas Realty LP
3.25%, 10/15/26(a)	370	359,733
3.85%, 04/01/27	695	681,284
4.13%, 01/15/26	55	54,589
4.40%, 01/15/29	141	138,982
VICI Properties LP, 4.75%, 02/15/28	285	283,948
Welltower OP LLC
2.05%, 01/15/29	500	450,661
2.70%, 02/15/27	2,130	2,052,101
4.13%, 03/15/29	640	625,957
4.25%, 04/01/26	175	173,896
4.25%, 04/15/28	434	428,417
Weyerhaeuser Co.
4.75%, 05/15/26	144	144,084
6.95%, 10/01/27	101	107,240
		49,645,861
Retail — 2.4%
AutoZone Inc.
5.10%, 07/15/29	225	228,693
6.25%, 11/01/28	175	184,778
Best Buy Co. Inc., 4.45%, 10/01/28(a)	3,752	3,726,042
Genuine Parts Co., 6.50%, 11/01/28(a)	5	5,301
Home Depot Inc. (The)
0.90%, 03/15/28	12	10,772
1.50%, 09/15/28	932	839,625
2.13%, 09/15/26	393	377,743
2.50%, 04/15/27	2,485	2,383,823
2.80%, 09/14/27	1,020	980,618

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.88%, 04/15/27	$903	$874,842
2.95%, 06/15/29	1,082	1,014,372
3.00%, 04/01/26	20	19,648
3.90%, 12/06/28	358	351,938
4.75%, 06/25/29(a)	490	495,710
4.88%, 06/25/27	230	232,972
4.90%, 04/15/29	28	28,484
4.95%, 09/30/26	5	5,050
5.15%, 06/25/26	66	66,780
Lowe's Companies Inc.
1.30%, 04/15/28	122	109,708
1.70%, 09/15/28	158	142,371
2.50%, 04/15/26	386	375,916
3.10%, 05/03/27(a)	947	915,856
3.35%, 04/01/27	2,045	1,990,748
3.65%, 04/05/29	534	513,389
4.80%, 04/01/26	319	319,906
McDonald's Corp., 4.80%, 08/14/28(a)	75	75,671
Starbucks Corp.
2.00%, 03/12/27	50	47,347
3.50%, 03/01/28	50	48,634
4.85%, 02/08/27	200	201,673
Target Corp.
1.95%, 01/15/27	1,639	1,561,163
2.50%, 04/15/26	5,172	5,057,748
3.38%, 04/15/29(a)	182	174,392
		23,361,713
Semiconductors — 3.2%
Applied Materials Inc.
3.30%, 04/01/27	291	284,117
4.80%, 06/15/29	2,617	2,654,787
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	45	44,342
Broadcom Inc.
4.00%, 04/15/29(d)	5	4,847
4.15%, 02/15/28	355	350,181
Intel Corp.
1.60%, 08/12/28	1,650	1,470,400
2.45%, 11/15/29	300	268,154
2.60%, 05/19/26	2,415	2,343,227
3.15%, 05/11/27	205	197,633
3.75%, 03/25/27	504	492,856
3.75%, 08/05/27	1,133	1,104,904
4.00%, 08/05/29	338	326,565
4.88%, 02/10/26	1,175	1,176,613
4.88%, 02/10/28	468	468,942
Lam Research Corp.
3.75%, 03/15/26	1,353	1,339,699
4.00%, 03/15/29	1,921	1,887,129
Marvell Technology Inc.
2.45%, 04/15/28	345	319,602
4.88%, 06/22/28	163	163,059
5.75%, 02/15/29	400	413,404
Micron Technology Inc., 4.19%, 02/15/27	25	24,708
NVIDIA Corp.
1.55%, 06/15/28	1,794	1,637,542
3.20%, 09/16/26	3,565	3,497,287
NXP BV/NXP Funding LLC
5.35%, 03/01/26	739	742,876
5.55%, 12/01/28(a)	650	667,658
Security	Par (000)	Value
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27	$470	$452,956
3.88%, 06/18/26	710	701,031
4.30%, 06/18/29	582	570,255
4.40%, 06/01/27	415	412,925
Qualcomm Inc., 3.25%, 05/20/27	45	43,810
Skyworks Solutions Inc., 1.80%, 06/01/26	27	25,813
Texas Instruments Inc.
1.13%, 09/15/26	326	307,951
2.25%, 09/04/29	537	487,706
2.90%, 11/03/27(a)	820	789,305
4.60%, 02/08/27	166	166,996
4.60%, 02/15/28	2,047	2,064,508
4.60%, 02/08/29	1,563	1,575,411
TSMC Arizona Corp.
1.75%, 10/25/26	328	310,702
3.88%, 04/22/27	1,304	1,282,292
4.13%, 04/22/29	250	246,101
		31,318,294
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	480	433,925
3.48%, 12/01/27	785	755,112
5.35%, 01/15/30	175	176,657
		1,365,694
Software — 3.7%
Adobe Inc.
2.15%, 02/01/27	7,553	7,217,919
4.80%, 04/04/29	217	220,473
4.85%, 04/04/27	180	182,178
Atlassian Corp., 5.25%, 05/15/29	215	219,295
Autodesk Inc., 3.50%, 06/15/27	1,415	1,378,047
Broadridge Financial Solutions Inc., 3.40%, 06/27/26(a)	4,783	4,688,097
Cadence Design Systems Inc., 4.30%, 09/10/29	21	20,764
Concentrix Corp., 6.60%, 08/02/28(a)	267	273,178
Electronic Arts Inc., 4.80%, 03/01/26(a)	565	566,235
Fidelity National Information Services Inc.
1.15%, 03/01/26	37	35,403
1.65%, 03/01/28	265	240,931
3.75%, 05/21/29	22	21,099
Fiserv Inc.
3.20%, 07/01/26	25	24,435
4.20%, 10/01/28	15	14,750
Intuit Inc.
1.35%, 07/15/27	215	199,126
5.13%, 09/15/28	1,020	1,044,807
5.25%, 09/15/26	233	235,976
Microsoft Corp.
2.40%, 08/08/26	3,724	3,608,114
3.30%, 02/06/27	4,510	4,425,006
Oracle Corp.
2.30%, 03/25/28	1,540	1,434,021
2.65%, 07/15/26(a)	297	288,227
2.80%, 04/01/27	2,031	1,954,078
3.25%, 11/15/27	256	247,339
4.20%, 09/27/29	850	832,458
4.50%, 05/06/28	315	314,592
Roper Technologies Inc.
1.40%, 09/15/27	385	354,386

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.80%, 12/15/26	$20	$19,713
4.50%, 10/15/29	105	104,241
Salesforce Inc.
1.50%, 07/15/28	68	61,600
3.70%, 04/11/28	998	979,159
Take-Two Interactive Software Inc.
3.70%, 04/14/27(a)	340	332,842
4.95%, 03/28/28	250	252,347
5.00%, 03/28/26	95	95,362
5.40%, 06/12/29	100	102,280
VMware LLC
1.40%, 08/15/26	2,979	2,814,915
1.80%, 08/15/28	124	112,072
3.90%, 08/21/27	193	189,131
4.65%, 05/15/27	247	246,929
Workday Inc.
3.50%, 04/01/27	795	777,544
3.70%, 04/01/29	440	424,079
		36,553,148
Telecommunications — 1.6%
AT&T Inc.
1.65%, 02/01/28	1,640	1,498,123
2.30%, 06/01/27	65	61,503
3.80%, 02/15/27	10	9,837
4.10%, 02/15/28	535	527,482
4.25%, 03/01/27	15	14,904
4.35%, 03/01/29	25	24,765
British Telecommunications PLC, 5.13%, 12/04/28	1,100	1,115,445
Cisco Systems Inc.
2.50%, 09/20/26	87	84,409
2.95%, 02/28/26	45	44,223
4.85%, 02/26/29	85	86,471
Juniper Networks Inc., 3.75%, 08/15/29	300	286,196
Nokia OYJ, 4.38%, 06/12/27	1,760	1,727,815
Rogers Communications Inc.
2.90%, 11/15/26	736	710,227
3.20%, 03/15/27	822	794,978
3.63%, 12/15/25	1,495	1,476,315
5.00%, 02/15/29	200	201,165
TELUS Corp.
2.80%, 02/16/27	179	171,715
3.70%, 09/15/27	165	160,427
T-Mobile USA Inc.
2.05%, 02/15/28	615	568,085
2.63%, 02/15/29	15	13,788
3.38%, 04/15/29	5	4,727
3.75%, 04/15/27	105	102,908
4.20%, 10/01/29	375	367,325
4.80%, 07/15/28	340	341,213
4.95%, 03/15/28	255	257,189
Verizon Communications Inc.
2.10%, 03/22/28	1,293	1,193,342
2.63%, 08/15/26	805	783,044
3.00%, 03/22/27	2,220	2,147,103
3.88%, 02/08/29	15	14,611
4.13%, 03/16/27	512	507,505
4.33%, 09/21/28	620	614,333
Vodafone Group PLC, 4.38%, 05/30/28	41	41,047
		15,952,220
Security	Par (000)	Value
Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.50%, 09/15/27	$430	$417,467
3.55%, 11/19/26	1,744	1,706,460
		2,123,927
Transportation — 1.2%
Canadian National Railway Co.
2.75%, 03/01/26	107	104,678
6.90%, 07/15/28	652	705,209
Canadian Pacific Railway Co., 1.75%, 12/02/26	55	51,985
CH Robinson Worldwide Inc., 4.20%, 04/15/28	3,303	3,251,466
Norfolk Southern Corp., 3.15%, 06/01/27	25	24,229
Ryder System Inc.
1.75%, 09/01/26	1,006	953,939
2.85%, 03/01/27	165	158,377
2.90%, 12/01/26	2,184	2,107,304
4.30%, 06/15/27(a)	485	480,486
4.90%, 12/01/29	60	60,173
4.95%, 09/01/29	575	578,854
5.25%, 06/01/28	320	325,364
5.30%, 03/15/27	145	147,171
5.38%, 03/15/29	1,439	1,471,636
5.50%, 06/01/29	717	736,968
5.65%, 03/01/28	145	149,361
6.30%, 12/01/28(a)	525	555,921
Union Pacific Corp.
2.15%, 02/05/27	55	52,452
3.00%, 04/15/27(a)	20	19,356
3.95%, 09/10/28	15	14,760
4.75%, 02/21/26	15	15,034
United Parcel Service Inc., 2.40%, 11/15/26	55	53,011
		12,017,734
Trucking & Leasing — 0.4%
GATX Corp.
3.25%, 09/15/26	50	48,722
3.50%, 03/15/28	1,690	1,621,667
3.85%, 03/30/27	50	48,958
4.55%, 11/07/28	66	65,595
4.70%, 04/01/29	1,652	1,649,217
5.40%, 03/15/27	55	55,771
		3,489,930
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	55	52,280
3.38%, 01/20/27(a)	285	271,925
		324,205
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27(a)	21	20,125
3.75%, 09/01/28	500	485,525
Essential Utilities Inc.
3.57%, 05/01/29	205	195,004
4.80%, 08/15/27	175	175,501
United Utilities PLC, 6.88%, 08/15/28	10	10,694
		886,849
Total Long-Term Investments — 98.7% (Cost: $978,718,040)		978,655,908

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(e)(f)(g)	37,629,237	$37,648,052
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(e)(f)	3,180,000	3,180,000
Total Short-Term Securities — 4.1% (Cost: $40,809,426)		40,828,052
Total Investments — 102.8% (Cost: $1,019,527,466)		1,019,483,960
Liabilities in Excess of Other Assets — (2.8)%		(28,167,688)
Net Assets — 100.0%		$991,316,272

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$39,734,469	$—	$(2,090,504)(a)	$(883)	$4,970	$37,648,052	37,629,237	$90,993 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,350,000	1,830,000 (a)	—	—	—	3,180,000	3,180,000	119,087	—
				$(883)	$4,970	$40,828,052		$210,080	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$978,655,908	$—	$978,655,908
Short-Term Securities
Money Market Funds	40,828,052	—	—	40,828,052
	$40,828,052	$978,655,908	$—	$1,019,483,960

Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate